INTEREST-BEARING LOANS AND BORROWING - Liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 2,788.1	R$ 2,253.5
Interest-bearing loans and borrowings, current	982.6	847.1
Secured bank loans [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	126.2	174.3
Interest-bearing loans and borrowings, current	54.5	72.8
Other unsecured loans [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	328.1	92.9
Interest-bearing loans and borrowings, current	144.5	37.2
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	2,333.8	1,986.3
Interest-bearing loans and borrowings, current	783.6	653.0
Unsecured bank loans [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ (0.0)	R$ 84.1